As filed with the Securities and Exchange Commission on February 12, 2013

Securities Act File No. 33-41913

Investment Company Act File No. 811-06367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒

GABELLI EQUITY SERIES FUNDS, INC

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1- 800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center,

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Sonia K. Kothari, Esq.	Richard T. Prins, Esq.
Gabelli Equity Series Funds, Inc.	Skadden, Arps, Slate, Meagher & Flom
One Corporate Center	Four Times Square
Rye, New York 10580-1422	New York, New York 10036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI EQUITY SERIES FUNDS, INC, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 12th day of February, 2013.

GABELLI EQUITY SERIES FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 34 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mario J. Gabelli*	Director and Chairman	February 12, 2013
Mario J. Gabelli	of the Board

/s/ Bruce N. Alpert	Principal Executive Officer and President	February 12, 2013
Bruce N. Alpert

/s/ Agnes Mullady	Principal Financial Officer and Treasurer	February 12, 2013
Agnes Mullady

John D. Gabelli*	Director	February 12, 2013
John D. Gabelli

Anthony J. Colavita*	Director	February 12, 2013
Anthony J. Colavita

Vincent D. Enright*	Director	February 12, 2013
Vincent D. Enright

Robert J. Morrissey*	Director	February 12, 2013
Robert J. Morrissey

Kuni Nakamura*	Director	February 12, 2013
Kuni Nakamura

Anthony R. Pustorino*	Director	February 12, 2013
Anthony R. Pustorino

Anthonie C. van Ekris*	Director	February 12, 2013
Anthonie C. van Ekris

Salvatore J. Zizza*	Director	February 12, 2013
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase